Quarterly Holdings Report
for
Fidelity® Series Select International Small Cap Fund
July 31, 2025
SSI-NPRT3-0925
1.9906202.102
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 7.8%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
CAR Group Ltd	48,919	1,190,665
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Amotiv Ltd	176,313	992,339
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Beach Energy Ltd	907,295	680,083
Whitehaven Coal Ltd	273,110	1,120,107
		1,800,190
Financials - 1.4%
Insurance - 1.4%
nib holdings Ltd/Australia	331,806	1,575,336
Steadfast Group Ltd	433,321	1,649,169
		3,224,505
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Ansell Ltd	53,230	1,019,071
Industrials - 1.6%
Aerospace & Defense - 0.3%
DroneShield Ltd (a)(b)	300,187	717,572
Construction & Engineering - 0.6%
Ventia Services Group Pty Ltd	418,146	1,392,338
Professional Services - 0.7%
ALS Ltd	139,630	1,623,266
TOTAL INDUSTRIALS		3,733,176

Materials - 2.1%
Chemicals - 0.6%
Dyno Nobel Ltd	777,056	1,461,227
Metals & Mining - 1.5%
Evolution Mining Ltd	250,693	1,134,567
Imdex Ltd	603,158	1,171,212
Sandfire Resources Ltd (b)	191,984	1,291,587
		3,597,366
TOTAL MATERIALS		5,058,593

Real Estate - 0.6%
Specialized REITs - 0.6%
National Storage REIT unit	985,750	1,511,510
TOTAL AUSTRALIA		18,530,049
AUSTRIA - 1.1%
Energy - 0.3%
Energy Equipment & Services - 0.3%
SBO AG	24,418	809,502
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
AT&S Austria Technologie & Systemtechnik AG (b)	35,527	719,240
Materials - 0.5%
Construction Materials - 0.5%
Wienerberger AG	30,562	1,029,580
TOTAL AUSTRIA		2,558,322
BAILIWICK OF JERSEY - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
JTC PLC (a)(c)	122,082	1,513,927
BELGIUM - 2.8%
Communication Services - 0.4%
Entertainment - 0.4%
Kinepolis Group NV	23,086	958,985
Financials - 0.7%
Banks - 0.7%
KBC Ancora	22,429	1,635,583
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fagron	61,065	1,515,700
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Barco NV	72,666	1,136,921
Real Estate - 0.6%
Industrial REITs - 0.6%
Warehouses De Pauw CVA	59,998	1,404,999
TOTAL BELGIUM		6,652,188
FINLAND - 2.7%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Puuilo Oyj	79,571	1,243,140
Industrials - 0.7%
Machinery - 0.7%
Konecranes Oyj A Shares	18,837	1,575,714
Materials - 0.8%
Chemicals - 0.4%
Kemira Oyj	47,711	1,017,085
Containers & Packaging - 0.4%
Huhtamaki Oyj	28,278	975,871
TOTAL MATERIALS		1,992,956

Utilities - 0.7%
Electric Utilities - 0.7%
Fortum Oyj	90,175	1,655,785
TOTAL FINLAND		6,467,595
FRANCE - 4.4%
Communication Services - 1.0%
Entertainment - 0.6%
Vivendi SE	357,378	1,354,749
Media - 0.4%
IPSOS SA	22,052	994,047
TOTAL COMMUNICATION SERVICES		2,348,796

Consumer Discretionary - 0.2%
Household Durables - 0.2%
SEB SA	6,630	487,260
Energy - 0.7%
Energy Equipment & Services - 0.7%
Vallourec SACA	88,611	1,656,898
Health Care - 0.7%
Pharmaceuticals - 0.7%
Euroapi SA (b)	101,810	334,614
Virbac SACA	3,569	1,415,348
		1,749,962
Industrials - 1.3%
Commercial Services & Supplies - 0.7%
Elis SA	56,155	1,553,399
Trading Companies & Distributors - 0.6%
Rexel SA	45,793	1,389,044
TOTAL INDUSTRIALS		2,942,443

Materials - 0.5%
Construction Materials - 0.5%
Vicat SACA	17,224	1,116,462
TOTAL FRANCE		10,301,821
GERMANY - 3.3%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
SAF-Holland SE	77,789	1,409,712
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Gerresheimer AG	12,058	596,934
Industrials - 0.8%
Aerospace & Defense - 0.6%
Hensoldt AG	13,928	1,527,474
Machinery - 0.2%
Stabilus SE	13,105	377,625
TOTAL INDUSTRIALS		1,905,099

Information Technology - 0.9%
IT Services - 0.4%
Bechtle AG	24,400	1,064,247
Software - 0.5%
Mensch und Maschine Software SE	19,918	1,166,071
TOTAL INFORMATION TECHNOLOGY		2,230,318

Materials - 0.3%
Chemicals - 0.3%
LANXESS AG	23,618	652,259
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Patrizia SE	104,325	934,587
TOTAL GERMANY		7,728,909
HONG KONG - 1.6%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Luk Fook Holdings International Ltd	471,635	1,230,669
Industrials - 0.3%
Marine Transportation - 0.3%
Pacific Basin Shipping Ltd	2,272,235	656,576
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASMPT Ltd	120,925	1,022,992
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Hysan Development Co Ltd	421,383	838,490
TOTAL HONG KONG		3,748,727
IRELAND - 1.4%
Consumer Staples - 0.8%
Beverages - 0.8%
C&C Group PLC	828,146	1,938,020
Financials - 0.6%
Banks - 0.6%
Bank of Ireland Group PLC	98,296	1,324,231
TOTAL IRELAND		3,262,251
ISRAEL - 2.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Bezeq The Israeli Telecommunication Corp Ltd	1,042,759	1,944,393
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	20,273	1,892,202
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Nova Ltd (Israel) (b)	7,162	1,922,571
TOTAL ISRAEL		5,759,166
ITALY - 2.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
RAI Way SpA (a)(c)	180,932	1,207,905
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Brembo NV	127,054	1,221,575
Financials - 0.7%
Capital Markets - 0.7%
Banca Generali SpA	31,641	1,770,771
Health Care - 1.1%
Health Care Equipment & Supplies - 0.5%
GVS SpA (a)(b)(c)	184,676	1,033,740
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	22,167	1,274,968
TOTAL HEALTH CARE		2,308,708

TOTAL ITALY		6,508,959
JAPAN - 37.8%
Communication Services - 1.1%
Entertainment - 0.5%
Daiichikosho Co Ltd	104,631	1,123,333
Wireless Telecommunication Services - 0.6%
Okinawa Cellular Telephone Co	42,728	1,450,707
TOTAL COMMUNICATION SERVICES		2,574,040

Consumer Discretionary - 6.0%
Automobile Components - 0.9%
Shoei Co Ltd	94,692	1,133,838
Stanley Electric Co Ltd	58,474	1,102,791
		2,236,629
Distributors - 0.5%
PALTAC Corp	42,752	1,223,434
Hotels, Restaurants & Leisure - 1.5%
Food & Life Cos Ltd	44,311	2,231,787
Kyoritsu Maintenance Co Ltd	52,758	1,270,213
		3,502,000
Household Durables - 1.6%
Haseko Corp	105,448	1,568,733
Nikon Corp	108,543	1,054,137
Rinnai Corp	43,209	1,066,483
		3,689,353
Leisure Products - 0.5%
Sega Sammy Holdings Inc	56,583	1,156,684
Specialty Retail - 1.0%
Nextage Co Ltd	98,401	1,221,429
Workman Co Ltd	26,709	1,143,232
		2,364,661
TOTAL CONSUMER DISCRETIONARY		14,172,761

Consumer Staples - 2.6%
Consumer Staples Distribution & Retail - 0.7%
Cosmos Pharmaceutical Corp	25,547	1,587,017
Food Products - 1.5%
Kotobuki Spirits Co Ltd	81,109	1,082,290
Morinaga & Co Ltd/Japan	68,616	1,095,312
Toyo Suisan Kaisha Ltd	22,224	1,419,862
		3,597,464
Personal Care Products - 0.4%
Milbon Co Ltd	50,654	854,236
TOTAL CONSUMER STAPLES		6,038,717

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
San-Ai Obbli Co Ltd	91,400	1,232,055
Financials - 3.5%
Banks - 2.3%
Hokuhoku Financial Group Inc	96,687	2,042,267
Kyoto Financial Group Inc	80,288	1,452,469
Suruga Bank Ltd	193,096	1,777,971
		5,272,707
Financial Services - 1.2%
Fuyo General Lease Co Ltd	48,259	1,303,601
Zenkoku Hosho Co Ltd	74,372	1,586,738
		2,890,339
TOTAL FINANCIALS		8,163,046

Health Care - 2.7%
Health Care Equipment & Supplies - 0.3%
Nagaileben Co Ltd	55,779	808,166
Health Care Providers & Services - 1.1%
As One Corp	74,904	1,177,098
H.U. Group Holdings Inc	69,016	1,482,960
		2,660,058
Pharmaceuticals - 1.3%
Kissei Pharmaceutical Co Ltd	34,988	1,030,804
Santen Pharmaceutical Co Ltd	56,500	624,264
Sawai Group Holdings Co Ltd	98,677	1,266,665
		2,921,733
TOTAL HEALTH CARE		6,389,957

Industrials - 9.7%
Air Freight & Logistics - 0.3%
AZ-COM MARUWA Holdings Inc	104,300	804,576
Building Products - 0.7%
Nichias Corp	6,300	241,040
Sanwa Holdings Corp	52,570	1,434,206
		1,675,246
Commercial Services & Supplies - 0.8%
Daiei Kankyo Co Ltd	59,207	1,219,985
Park24 Co Ltd	56,275	710,663
		1,930,648
Construction & Engineering - 0.7%
Penta-Ocean Construction Co Ltd	239,101	1,547,315
Electrical Equipment - 0.8%
SWCC Corp	31,761	1,901,372
Ground Transportation - 0.5%
Kyushu Railway Co	51,112	1,236,028
Machinery - 3.6%
Daihatsu Diesel Manufacturing Co Ltd	80,445	1,403,185
Galilei Co Ltd	55,309	1,213,236
Hosokawa Micron Corp	38,394	1,371,024
IHI Corp	9,876	1,099,760
Japan Steel Works Ltd/The	13,500	832,647
Meidensha Corp	37,561	1,414,605
Takeuchi Manufacturing Co Ltd	26,773	957,030
		8,291,487
Professional Services - 1.1%
BayCurrent Inc	30,760	1,766,241
Timee Inc (b)	69,300	923,543
		2,689,784
Trading Companies & Distributors - 0.6%
Inaba Denki Sangyo Co Ltd	52,734	1,382,922
Transportation Infrastructure - 0.6%
Kamigumi Co Ltd	53,510	1,503,817
TOTAL INDUSTRIALS		22,963,195

Information Technology - 4.8%
Electronic Equipment, Instruments & Components - 2.7%
Anritsu Corp	92,697	999,154
Daiwabo Holdings Co Ltd	74,473	1,369,530
Dexerials Corp	67,891	981,544
Hamamatsu Photonics KK	59,500	726,203
Maruwa Co Ltd/Aichi	4,535	1,366,929
Riken Keiki Co Ltd	42,059	885,491
		6,328,851
IT Services - 1.3%
Digital Garage Inc	30,363	798,928
NSD Co Ltd	50,747	1,213,772
Zuken Inc	30,363	1,167,777
		3,180,477
Semiconductors & Semiconductor Equipment - 0.8%
SUMCO Corp	129,324	1,011,417
Towa Corp	67,300	835,754
		1,847,171
TOTAL INFORMATION TECHNOLOGY		11,356,499

Materials - 3.8%
Chemicals - 1.6%
Kaneka Corp	44,418	1,257,327
Kuraray Co Ltd	90,333	1,116,830
Resonac Holdings Corp	58,012	1,395,082
		3,769,239
Construction Materials - 0.4%
Maeda Kosen Co Ltd	82,030	1,034,738
Containers & Packaging - 0.4%
FP Corp	55,309	985,997
Metals & Mining - 1.4%
Dowa Holdings Co Ltd	29,729	970,866
Toho Titanium Co Ltd	125,200	1,133,803
UACJ Corp	29,454	1,159,071
		3,263,740
TOTAL MATERIALS		9,053,714

Real Estate - 2.6%
Diversified REITs - 0.5%
Daiwa House REIT Investment Corp	724	1,210,762
Industrial REITs - 0.5%
SOSiLA Logistics REIT Inc	1,671	1,299,560
Real Estate Management & Development - 1.1%
Relo Group Inc	83,237	955,828
Tokyo Tatemono Co Ltd	85,007	1,422,582
		2,378,410
Residential REITs - 0.5%
Daiwa Securities Living Investment Corporation	1,760	1,192,467
TOTAL REAL ESTATE		6,081,199

Utilities - 0.5%
Gas Utilities - 0.5%
Nippon Gas Co Ltd	62,779	1,142,047
TOTAL JAPAN		89,167,230
NETHERLANDS - 1.3%
Industrials - 0.4%
Electrical Equipment - 0.4%
TKH Group NV depository receipt	20,778	857,421
Materials - 0.3%
Chemicals - 0.3%
OCI NV	87,158	728,081
Real Estate - 0.6%
Retail REITs - 0.6%
Eurocommercial Properties NV	46,666	1,429,903
TOTAL NETHERLANDS		3,015,405
NEW ZEALAND - 1.2%
Industrials - 0.5%
Building Products - 0.5%
Fletcher Building Ltd (b)	739,180	1,318,635
Utilities - 0.7%
Electric Utilities - 0.7%
Contact Energy Ltd	289,575	1,551,938
TOTAL NEW ZEALAND		2,870,573
NORWAY - 1.5%
Energy - 0.8%
Energy Equipment & Services - 0.8%
DOF Group ASA A Shares	141,121	1,297,412
TGS ASA	72,982	540,022
		1,837,434
Financials - 0.7%
Banks - 0.7%
SpareBank 1 SMN	97,528	1,817,229
TOTAL NORWAY		3,654,663
SINGAPORE - 1.0%
Real Estate - 1.0%
Hotel & Resort REITs - 0.3%
CDL Hospitality Trusts unit	1,385,839	850,978
Industrial REITs - 0.7%
Mapletree Industrial Trust	996,807	1,553,922
TOTAL SINGAPORE		2,404,900
SPAIN - 4.1%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
CIE Automotive SA	41,362	1,243,781
Financials - 1.7%
Banks - 1.0%
Bankinter SA	160,335	2,287,179
Insurance - 0.7%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,012,250	1,561,803
TOTAL FINANCIALS		3,848,982

Health Care - 0.5%
Biotechnology - 0.5%
Grifols SA Class A (b)	78,900	1,181,334
Industrials - 1.4%
Air Freight & Logistics - 0.6%
Logista Integral SA	46,927	1,486,634
Machinery - 0.8%
Construcciones y Auxiliar de Ferrocarriles SA	20,500	1,242,253
Fluidra SA	24,595	616,369
		1,858,622
TOTAL INDUSTRIALS		3,345,256

TOTAL SPAIN		9,619,353
SWEDEN - 3.7%
Consumer Staples - 0.5%
Food Products - 0.5%
AAK AB	41,315	1,066,085
Financials - 0.7%
Capital Markets - 0.7%
Avanza Bank Holding AB	44,486	1,644,154
Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
AddLife AB B Shares	79,090	1,396,906
Industrials - 1.1%
Commercial Services & Supplies - 0.6%
Loomis AB	30,771	1,218,361
Trading Companies & Distributors - 0.5%
AddTech AB B Shares	35,951	1,211,924
TOTAL INDUSTRIALS		2,430,285

Information Technology - 0.5%
IT Services - 0.5%
Atea ASA	93,363	1,289,547
Materials - 0.3%
Metals & Mining - 0.3%
Alleima AB	115,500	818,236
TOTAL SWEDEN		8,645,213
SWITZERLAND - 2.5%
Consumer Staples - 0.5%
Food Products - 0.5%
Barry Callebaut AG	923	1,124,028
Financials - 0.8%
Capital Markets - 0.8%
VZ Holding AG	8,837	1,877,829
Industrials - 0.6%
Machinery - 0.6%
Bucher Industries AG	2,880	1,365,097
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
PSP Swiss Property AG	8,789	1,494,319
TOTAL SWITZERLAND		5,861,273
UNITED KINGDOM - 13.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Zegona Communications plc (b)	140,939	1,652,844
Consumer Discretionary - 3.4%
Broadline Retail - 0.4%
B&M European Value Retail SA	290,936	862,200
Distributors - 0.6%
Inchcape PLC	136,522	1,265,691
Diversified Consumer Services - 0.5%
ME Group International PLC	429,266	1,264,210
Hotels, Restaurants & Leisure - 0.4%
Playtech Plc	187,700	986,586
Household Durables - 0.5%
Vistry Group PLC (b)	162,330	1,250,699
Leisure Products - 0.5%
Games Workshop Group PLC	5,801	1,247,992
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC (b)	71,707	1,216,358
TOTAL CONSUMER DISCRETIONARY		8,093,736

Financials - 2.3%
Banks - 0.2%
Close Brothers Group PLC (b)	88,800	473,316
Capital Markets - 0.6%
ICG PLC	51,944	1,494,105
Insurance - 1.5%
Lancashire Holdings Ltd	210,813	1,742,848
Sabre Insurance Group PLC (a)(c)	847,957	1,713,377
		3,456,225
TOTAL FINANCIALS		5,423,646

Health Care - 0.9%
Health Care Equipment & Supplies - 0.5%
ConvaTec Group PLC (a)(c)	348,200	1,073,291
Pharmaceuticals - 0.4%
Hikma Pharmaceuticals PLC	40,024	1,038,125
TOTAL HEALTH CARE		2,111,416

Industrials - 3.3%
Aerospace & Defense - 0.7%
Senior PLC	586,534	1,564,704
Commercial Services & Supplies - 0.7%
Mitie Group PLC	921,383	1,713,289
Construction & Engineering - 0.2%
Balfour Beatty PLC	74,400	533,532
Industrial Conglomerates - 0.5%
DCC PLC	20,370	1,280,518
Machinery - 0.5%
IMI PLC	38,503	1,129,864
Passenger Airlines - 0.7%
JET2 PLC	72,705	1,562,211
TOTAL INDUSTRIALS		7,784,118

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Spectris PLC	31,321	1,650,427
Materials - 1.0%
Chemicals - 0.5%
Elementis PLC	490,526	1,127,195
Metals & Mining - 0.5%
Hill & Smith PLC	45,044	1,216,516
TOTAL MATERIALS		2,343,711

Real Estate - 1.5%
Real Estate Management & Development - 1.0%
Grainger PLC	331,921	900,812
Savills PLC	112,710	1,457,247
		2,358,059
Residential REITs - 0.5%
UNITE Group PLC/The	131,142	1,296,347
TOTAL REAL ESTATE		3,654,406

TOTAL UNITED KINGDOM		32,714,304
UNITED STATES - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Acerinox SA	79,732	921,730
TOTAL COMMON STOCKS (Cost $209,453,843)		231,906,558

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
GERMANY - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Jungheinrich AG (Cost $934,739)	27,339	1,050,167

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,253,283)	4.33	3,252,632	3,253,283

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $213,641,865)	236,210,008
NET OTHER ASSETS (LIABILITIES) - 0.0%	112,262
NET ASSETS - 100.0%	236,322,270

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,259,812 or 3.1% of net assets.

(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,542,240 or 2.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	204,505,225	201,251,942	153,986	-	-	3,253,283	3,252,632	0.0%
Total	-	204,505,225	201,251,942	153,986	-	-	3,253,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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